Business Combinations (Details) - Schedule of total purchase price paid - USD ($) $ in Thousands	Jul. 04, 2021	Dec. 08, 2020
Schedule of total purchase price paid [Abstract]
Cash consideration	$ 3,700	$ 1,049
Fair value of ordinary shares issued	5,808
Contingent consideration		684
Total purchase price	$ 9,508	$ 1,733